Exploration and evaluation assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total exploration and evaluation assets	$ 1	$ 1
Tuligtic Member
IfrsStatementLineItems [Line Items]
Opening balance	1	11,308,721
Additions
Impairment of acquisition costs	0	(11,308,720)
Closing balance	1	1	$ 11,308,721
Opening balance		51,806,355
Professional/technical fees	154,246	159,031
Geochemical, metallurgy		1,022
Travel and accommodation	35,931	70,324
Geology, geophysics and exploration		172,455
Supplies and miscellaneous	78,709	318,047
Environmental and permit	35,391	384,421
Value-added tax (Note 4)	53,883	164,189
Refund - Value-added tax	(302,786)	(561,086)
Impairment of deferred exploration cost	(55,374)	(52,514,758)	0
Total deferred exploration costs during the year		(51,806,355)
Closing balance			$ 51,806,355
Total exploration and evaluation assets	$ 1	1
Impairment of deferred exploration cost		$ (52,514,758)